Operating Segment Information - Individual Customers Accounting for at least 10% of Operating Revenues (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of Major Customers [Line Items]
Operating revenues	$ 237,553,199	$ 7,572,623	$ 232,302,584	$ 222,533,000
Customer concentration risk [member] | Wafer fabrication [member] | Customer A [member]
Disclosure of Major Customers [Line Items]
Operating revenues	$ 28,005,843		$ 24,180,535
Customer concentration risk [member] | Wafer fabrication [member] | Customer B [member]
Disclosure of Major Customers [Line Items]
Operating revenues				$ 29,242,973